FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	$ 1,136		$ 895		$ 1,011
Current portion of derivative instruments	689		120
Derivative instruments	861		1,431
Net mark-to-market asset (liability)	1,136		895
Net mark-to-market asset (liability)	673		(347)
Net mark-to-market asset (liability)	463		1,242
Derivative instruments	(398)		(189)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 1,517	$ 1,173	$ 1,389	$ 1,104
Exchange rate, assets | $ / $	1.2930	1.2930	1.2578	1.2578
Fair value, assets	$ 988		$ 1,121
Derivative financial liabilities	(72)		(11)
Current portion of derivative instruments	525		(117)
Derivative instruments	463		1,238
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 9,180	$ 7,834	$ 6,661	$ 5,859
Exchange rate, assets | $ / $	1.1718	1.1718	1.1369	1.1369
Fair value, assets	$ 916		$ 1,110		1,098
Notional amount, liabilities	$ 9,738	$ 7,491	$ 7,011	$ 5,383
Exchange rate, liabilities | $ / $	1.3000	1.3000	1.3025	1.3025
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	$ 0		$ 243
Current derivative financial liabilities			(243)
Derivative instruments			0
Interest rate derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets			3,250
Derivative financial liabilities	0		243		0
Interest rate derivatives | Cash flow hedges | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets				$ 2,000
Interest rate derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities			500
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 1,200	$ 960	$ 545	$ 438
Exchange rate, assets | $ / $	1.2500	1.2500	1.2453	1.2453
Fair value, assets			$ (19)		(109)
Notional amount, liabilities			$ 829	$ 630
Exchange rate, liabilities | $ / $			1.3151	1.3151
Derivative financial liabilities	$ (94)		$ (19)
Current portion of derivative instruments			(23)
Current derivative financial liabilities	94
Derivative instruments			4
Derivative instruments	0
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	295		265
Fair value, assets	54		36		34
Current portion of derivative instruments	54
Derivative instruments	0
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,550		1,551
Derivative financial liabilities	414		656
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	(72)		11		$ (12)
Derivative financial liabilities	0		0
Current portion of derivative instruments	(72)		11
Derivative instruments	0		0
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,330		1,453
Derivative financial liabilities	414		343
Current portion of derivative instruments	469		26
Current derivative financial liabilities	(16)		(154)
Derivative instruments	861		1,427
Derivative instruments	(398)		(189)
Before Offset Amount | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	0
Before Offset Amount | Interest rate derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0		40
Derivative financial liabilities			283
Current portion of derivative instruments			40
Derivative instruments			0
Before Offset Amount | Interest rate derivatives | Cash flow hedges | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			277
Current derivative financial liabilities			(277)
Derivative instruments			0
Before Offset Amount | Interest rate derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			(6)
Current derivative financial liabilities			(6)
Derivative instruments			0
Before Offset Amount | Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	94		11
Derivative financial liabilities	0		30
Current portion of derivative instruments	94		7
Current derivative financial liabilities			(30)
Derivative instruments	0		4
Derivative instruments			0
Before Offset Amount | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	54		36
Derivative financial liabilities	0		0
Current portion of derivative instruments	54		36
Derivative instruments	$ 0		$ 0